UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  028-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     650-485-4110

Signature, Place, and Date of Signing:

 /s/    James Crichton     New York, New York     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $4,805,785 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLISON TRANSMISSION HLDGS I   COM              01973R101   112672  5600000 SH       SOLE                  5600000        0        0
AMAZON COM INC                 COM              023135106    89012   350000 SH       SOLE                   350000        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108   289405  3368700 SH       SOLE                  3368700        0        0
APPLE INC                      COM              037833100    10007    15000 SH  CALL SOLE                    15000        0        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107    73370  4755000 SH       SOLE                  4755000        0        0
BAIDU INC                      SPON ADR REP A   056752108    39158   335000 SH       SOLE                   335000        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209    67367  1150000 SH       SOLE                  1150000        0        0
COCA COLA CO                   COM              191216100    30344   800000 SH  CALL SOLE                   800000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109   218890  7000000 SH       SOLE                  7000000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102   125802  1800000 SH       SOLE                  1800000        0        0
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203    57773  1510000 SH  CALL SOLE                  1510000        0        0
DINEEQUITY INC                 COM              254423106    37708   673353 SH       SOLE                   673353        0        0
DOLLAR GEN CORP NEW            COM              256677105   235796  4575000 SH       SOLE                  4575000        0        0
DOMINOS PIZZA INC              COM              25754A201   166205  4408622 SH       SOLE                  4408622        0        0
EBAY INC                       COM              278642103   203154  4200000 SH       SOLE                  4200000        0        0
EQUINIX INC                    COM NEW          29444U502    96844   470000 SH       SOLE                   470000        0        0
FIVE BELOW INC                 COM              33829M101    30482   780000 SH       SOLE                   780000        0        0
GOOGLE INC                     CL A             38259P508   460245   610000 SH       SOLE                   610000        0        0
KRAFT FOODS INC                CL A             50075N104   351475  8500000 SH       SOLE                  8500000        0        0
LAUDER ESTEE COS INC           CL A             518439104    52335   850000 SH       SOLE                   850000        0        0
NEWS CORP                      CL A             65248E104   137228  5600000 SH       SOLE                  5600000        0        0
O REILLY AUTOMOTIVE INC NEW    COM              67103H107    25086   300000 SH  CALL SOLE                   300000        0        0
PHILIP MORRIS INTL INC         COM              718172109    49467   550000 SH  CALL SOLE                   550000        0        0
PROCTER & GAMBLE CO            COM              742718109   464712  6700000 SH       SOLE                  6700000        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104   297338 11850862 SH       SOLE                 11850862        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   312585 10500000 SH       SOLE                 10500000        0        0
SIRIUS XM RADIO INC            COM              82967N108    51800 20000000 SH       SOLE                 20000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   195095  1135000 SH       SOLE                  1135000        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714   175543  2797500 SH  CALL SOLE                  2797500        0        0
STARBUCKS CORP                 COM              855244109   180021  3550000 SH       SOLE                  3550000        0        0
TIFFANY & CO NEW               COM              886547108    58786   950000 SH       SOLE                   950000        0        0
TRIPADVISOR INC                COM              896945201     5763   175000 SH       SOLE                   175000        0        0
ULTA SALON COSMETCS & FRAG I   COM              90384S303    55857   580000 SH       SOLE                   580000        0        0
WESCO AIRCRAFT HLDGS INC       COM              950814103    48460  3547600 SH       SOLE                  3547600        0        0